COST OF REVENUES (Tables)	6 Months Ended
Jun. 30, 2026
Cost Of Revenues Abstract
Schedule of Cost of Revenues
	As of June 30, 2026	As of June 30, 2025

Materials and subcontractors	460	235
Payroll and related	138	23
Other	12	29
Total	610	287